Transactions with related parties, detail (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related party financing, net of unamortized deferred financing costs, Current	$ 82,453	$ 0
Related party financing, net of unamortized deferred financing costs, Non-current	0	45,617
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Diana Shipping Inc - Term Loan	82,617	45,417
Diana Shipping Inc - Term Loan, Current	82,617	0
Diana Shipping Inc - Term Loan, Non-current	0	45,417
plus other fees payable to the lenders	9	200
less unamortized deferred financing costs	(173)	0
less unamortized deferred financing costs, Current	(173)	0
Related party financing, net of unamortized deferred financing costs, Total	82,453	45,617
Related party financing, net of unamortized deferred financing costs, Current	82,453	0
Related party financing, net of unamortized deferred financing costs, Non-current	$ 0	$ 45,617